Long-term Debt - Schedule of Debt (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Jan. 22, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Drawn Amount		$ 59,400,000
Term Loans	$ 278,987,204		$ 303,167,029
Current portion of long-term debt associated with vessel held for sale	0		7,173,988
Current portion of deferred finance charges associated with vessels held for sale	30,666,756		32,464,732
Long term debt	248,320,448		263,528,309
Total debt	278,987,204		303,167,029
Current portion of deferred finance charges	582,950		628,113
Deferred finance charges non-current	1,291,625		1,567,334
Total deferred finance charges	1,874,575		2,195,447
Total debt, net of deferred finance charges	277,112,629		300,971,582
Less: Current portion of long-term debt, net of current portion of deferred finance charges	30,083,806		31,836,619
Long-term debt	247,028,823		261,960,975
Less: Current portion of long-term debt, associated with vessel held for sale	$ 0		7,173,988
Term Loan 1 [Member]
Debt Instrument [Line Items]
Maturity Date	Jan. 31, 2022
Drawn Amount	$ 22,230,000
Term Loans	$ 0		15,084,643
Term Loan 2 [Member]
Debt Instrument [Line Items]
Maturity Date	Mar. 31, 2022
Drawn Amount	$ 25,458,432
Term Loans	$ 0		3,039,647
Term Loan 3 [Member]
Debt Instrument [Line Items]
Maturity Date	Jan. 31, 2026
Drawn Amount	$ 50,225,000
Term Loans	$ 19,645,000		22,675,000
Term Loan 4 [Member]
Debt Instrument [Line Items]
Maturity Date	Jan. 31, 2022
Drawn Amount	$ 9,480,000
Term Loans	$ 0		7,080,000
Term Loan 5 [Member]
Debt Instrument [Line Items]
Maturity Date	Jan. 31, 2028
Drawn Amount	$ 43,800,000
Term Loans	$ 30,893,547		40,731,975
Term Loan 6 [Member]
Debt Instrument [Line Items]
Maturity Date	Jan. 31, 2022
Drawn Amount	$ 25,350,000
Term Loans	$ 0		12,146,875
Term Loan 7 [Member]
Debt Instrument [Line Items]
Maturity Date	Dec. 31, 2025
Drawn Amount	$ 65,650,000
Term Loans	$ 44,635,980		48,739,300
Term Loan 8 [Member]
Debt Instrument [Line Items]
Maturity Date	Apr. 30, 2026
Drawn Amount	$ 70,787,500
Term Loans	$ 47,399,991		52,456,243
Term Loan 9 [Member]
Debt Instrument [Line Items]
Maturity Date	Jan. 31, 2022
Drawn Amount	$ 11,505,000
Term Loans	$ 0		10,354,500
Term Loan 10 [Member]
Debt Instrument [Line Items]
Maturity Date	Feb. 28, 2027
Drawn Amount	$ 34,450,000
Term Loans	$ 30,884,026		32,797,915
Term Loan 11 [Member]
Debt Instrument [Line Items]
Maturity Date	Aug. 31, 2026
Drawn Amount	$ 60,000,000
Term Loans	$ 50,304,660		58,060,931
Term Loan 12 [Member]
Debt Instrument [Line Items]
Maturity Date	Jan. 31, 2028
Drawn Amount	$ 59,400,000
Term Loans	$ 55,224,000		$ 0